The Company and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization and Liquidity
Schedule of Potentially dilutive securities that were excluded from the computation of diluted net loss per common share

The following outstanding potentially dilutive common stock equivalents were excluded from the computation of diluted net income (loss) per share for the periods indicated because including them would have been antidilutive (in thousands):

	March 31,
	2024	2023
Warrants	26,724	995
Convertible promissory notes	5,543	1,809
Options	—	885
Total	32,267	3,689

	2023	2022
Convertible promissory notes	9,827,666	9,688,740
Warrants	9,200,000	3,942,853
Options	3,579,294	4,773,892
Restricted Stock Units (RSU)	2,099,970	—
Total	24,706,930	18,405,485

Schedule of disaggregation of revenues from contracts with customers and categorized by customer location

Disaggregation of revenues from contracts with customers is as follows (in thousands):

	Three Months Ended March 31, 2024
	Product Revenues	Service Revenues	Total
Timing of revenue recognition
At a point in time	$2,378	$—	$2,378
Over time	—	887	887
Total	$2,378	$887	$3,265

	Three Months Ended March 31, 2023
	Product Revenues	Service Revenues	Total
Timing of revenue recognition
At a point in time	$599	$—	$599
Over time	—	2,463	2,463
Total	$599	$2,463	$3,062

Net revenues categorized by customer location are as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Korea	$2,000	$—
Germany	796	—
United States	389	1,968
China	80	1,094
Total	$3,265	$3,062

	For the year ended December 31, 2023
(in thousands)	Product Revenues	Service Revenues	Total
Timing of revenue recognition
At a point in time	$10,968	$—	$10,968
Over time	—	5,060	5,060
Total	$10,968	$5,060	$16,028

	For the year ended December 31, 2022
(in thousands)	Product Revenues	Service Revenues	Total
Timing of revenue recognition
At a point in time	$12,977	$—	$12,977
Over time	—	3,692	3,692
Total	$12,977	$3,692	$16,669

Net revenues categorized by customer location are as follows for the years ended December 31:

	Revenues from external customers
(in thousands)	2023	2022
United States	$5,056	$4,379
China	4,745	5,608
Korea	4,260	1,360
Germany	1,422	—
Taiwan	543	4,639
Other	2	25
Singapore	—	658
Total	$16,028	$16,669

Schedule of contract assets and liabilities and net revenues recognized in relation to contract liabilities

Details of contract assets and liabilities is as follows (in thousands):

	March 31, 2024	December 31, 2023
Contract assets	$4,313	$3,439
Assets recognized for costs incurred to fulfill a contract (*)	13	12
Contract liabilities	35	48
(*)	The balances are included in prepaid expenses and other current assets in the accompanying condensed consolidated balance sheets.

(in thousands)	December 31, 2023	December 31, 2022
Contract assets	$3,439	$886
Assets recognized for costs incurred to fulfill a contract (*)	12	39
Contract liabilities	48	651

(*)- The balances are included in prepaid expenses and other current assets in the accompanying consolidated balance sheets.

Schedule of net revenues and gross accounts receivable concentration

Net revenues recognized in relation to contract liabilities are as follows as of the periods indicated (in thousands):

	March 31, 2024	March 31, 2023
Net revenues recognized that were included in the contract liabilities balance at the beginning of the period	$12	$650

(in thousands)	December 31, 2023	December 31, 2022
Net revenues recognized that were included in the contract liabilities balance at the beginning of the year	$651	$766

Details of external customers, who contribute more than 10% of the Company’s net revenues and gross accounts receivable as of December 31, 2023 and 2022, are as follows:

	Net Revenues			Accounts Receivable
(in thousands)	2023		2022	2023		2022
Customer A	$	*	$4,639	$	*	$1,228
Customer B		3,031	2,979		1,755	590
Customer C		*	1,712		*	1,400
Customer D		*	1,670		661	687
Customer E		*	*		*	610
Customer F		*	*		1,250	*
Customer G		3,000	*		*	*
Customer H		*	*		938	*

*Less than 10%

Schedule of changes in provisions for product warranties

Details and changes in provisions for product warranties for the years ended December 31, 2023 and 2022, are as follows:

(in thousands)	2023	2022
Beginning balance	$64	$106
Provision	18	—
Adjustment to prior provisions	(27)	(42)
Ending balance	$55	$64

Schedule of foreign currency exchange gains and losses

(in thousands)	2023	2022
Foreign currency gain, net	$265	$181